Discontinued Operations Results of Operations for Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Revenue			$ 686
Income before income tax provision			355
Income tax provision			131
Income from discontinued operations, net of taxes, before gain on sale of discontinued operations	0	0	224
Gain on sale of discontinued operations, net of taxes	0	0	1,729
Income from discontinued operations, net of taxes	$ 0	$ 0	$ 1,953